[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


March 17, 2010


VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549


        Re:      Van Kampen Units Trusts, Series 963
                 Amendment No. 2 to the Registration Statement on Form S-6
                    ("Amendment No. 2")
                 File No. 333-164698

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 963, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 2 so that it may become effective as early as practicable on Wednesday, March 17, 2010.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 963

By:      Van Kampen Funds, Inc.

         By:      /s/ John F. Tierney
                  -------------------
                  John F. Tierney
                  Executive Director